Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF

April 30, 2024 (unaudited)

Security Description	Shares	Value

ASSET BACKED SECURITIES – 34.4%

Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	$150,000	$151,627
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	33,688	30,889
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	119,113
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	100,000	94,093
Carvana Auto Receivables Trust, Class C, Series 2023-N1, 5.92%, 07/10/29(1)	30,000	29,779
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	203,058
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	166,539	166,794
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	55,871	49,758
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	24,843
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,009
Diamond Resorts Owner Trust, Class A, Series 2021-1A, 1.51%, 11/21/33(1)	25,714	23,987
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	203,075
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	155,113
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	173,502	174,206
Exeter Automobile Receivables Trust, Class B, Series 2023-1A, 5.72%, 04/15/27	29,000	28,967
Exeter Automobile Receivables Trust, Class B, Series 2023-2A, 5.61%, 09/15/27	205,000	204,250
Foursight Capital Automobile Receivables Trust, Class A3, Series 2023-1, 5.39%, 12/15/27(1)	300,000	298,240
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	304,358
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	107,757	101,313
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	30,000	30,000
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	62,869	62,074
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	200,000	201,746
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	18,910	18,925
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	24,858
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	200,000	200,818
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	225,000	212,181
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	30,000	29,886
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	42,188	41,310
United Auto Credit Securitization Trust, Class B, Series 2023-1, 5.91%, 07/10/28(1)	145,819	145,656
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	30,000	30,044
Upstart Securitization Trust, Class A, Series 2023-1, 6.59%, 02/20/33(1)	103,945	103,890
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	21,998	22,072
Total Asset Backed Securities
(Cost $3,494,612)		3,516,932

CORPORATE BONDS – 24.4%

Communication Services – 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	29,170
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(1)	28,000	26,121
Sprint Capital Corp., 6.88%, 11/15/28	30,000	31,441
Total Communication Services		86,732

Consumer Discretionary – 2.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/28(1)	32,000	31,925
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	30,000	30,426
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	30,000	30,416
Meritage Homes Corp., 3.88%, 04/15/29(1)	25,000	22,688
Newell Brands, Inc., 6.38%, 09/15/27	31,000	30,326
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	32,000	31,289
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	30,212
Total Consumer Discretionary		207,282

Consumer Staples – 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/28(1)	30,000	30,002
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	32,000	29,860
Post Holdings, Inc., 6.25%, 02/15/32(1)	15,000	14,818
Total Consumer Staples		74,680

Energy – 1.7%
Civitas Resources, Inc., 8.38%, 07/01/28(1)	30,000	31,333
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	30,844
Energy Transfer LP, 4.20%, 04/15/27	30,000	28,831
Eqm Midstream Partners LP, 7.50%, 06/01/27(1)	30,000	30,590
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	5,000	4,957
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	30,000	28,929
Western Midstream Operating LP, 4.05%, 02/01/30	15,000	13,799
Total Energy		169,283

Financials – 9.7%
Allstate Corp. (The), Series B, 8.51%, (3-Month SOFR + 3.20%), 08/15/53(2)	30,000	30,006

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2024 (unaudited)

Security Description	Shares	Value

CORPORATE BONDS (continued)

Financials (continued)
American Express Co., 5.65%, (SOFR + 0.75%), 04/23/27(2)	$10,000	$10,006
American Express Co., 6.10%, (SOFR + 0.75%), 04/23/27(2)	10,000	10,019
AON North America, Inc., 5.15%, 03/01/29	10,000	9,871
Bank of America Corp., 6.30%, (3-Month SOFR + 1.03%), 02/05/26(2)	50,000	50,234
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	55,000	50,470
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	30,000	29,384
Blackstone Private Credit Fund, 2.63%, 12/15/26	4,000	3,632
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	10,000	10,283
Blue Owl Credit Income Corp., 5.50%, 03/21/25	10,000	9,928
Capital One Financial Corp., 6.31%, (SOFR + 2.64%), 06/08/29(2)	10,000	10,091
Capital One Financial Corp., 5.70%, (SOFR + 1.91%), 02/01/30(2)	5,000	4,932
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%), perpetual(2)(3)	15,000	14,871
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	20,000	16,302
Citigroup, Inc., Series T, 6.25%, (3-Month SOFR + 4.78%), perpetual(2)(3)	31,000	30,937
Citigroup, Inc., 6.81%, (3-Month SOFR + 1.51%), 07/01/26(2)	35,000	35,400
Citigroup, Inc., 3.20%, 10/21/26	15,000	14,164
Citigroup, Inc., 6.63%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,406
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	19,000	18,613
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52(2)	30,000	29,709
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	23,608
Goldman Sachs Group, Inc. (The), 6.74%, (3-Month SOFR + 1.43%), 05/15/26(2)	25,000	25,226
Goldman Sachs Group, Inc. (The), Series G, 7.34%, (3-Month SOFR + 2.01%), 10/28/27(2)	35,000	36,131
Hub International Ltd., 7.25%, 06/15/30(1)	5,000	5,077
Huntington Bancshares, Inc./Oh, 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	25,113
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(3)	25,000	24,654
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	45,000	41,541
JPMorgan Chase & Co., 6.53%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,415
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	25,028
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	15,000	14,374
Morgan Stanley, 6.30%, (SOFR + 2.24%), 10/18/28(2)	75,000	76,604
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	30,499
Onemain Finance Corp., 6.63%, 01/15/28	35,000	34,919
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(3)	20,000	20,067
State Street Corp., 5.75%, (SOFR + 1.35%), 11/04/26(2)	15,000	15,019
Synchrony Financial, 3.70%, 08/04/26	20,000	18,899
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	31,422
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(3)(5)	30,000	29,870
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	55,000	51,916
Total Financials		994,640

Health Care – 1.6%
Dentsply Sirona, Inc., 3.25%, 06/01/30	35,000	30,236
HCA, Inc., 5.20%, 06/01/28	30,000	29,489
Illumina, Inc., 5.75%, 12/13/27	25,000	25,006
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	4,974
Solventum Corp., 5.40%, 03/01/29(1)	10,000	9,813
Universal Health Services, Inc., 1.65%, 09/01/26	40,000	36,353
Viatris, Inc., 2.30%, 06/22/27	30,000	26,982
Total Health Care		162,853

Industrials – 3.0%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	29,026	28,165
Boeing Co. (The), 6.26%, 05/01/27(1)	10,000	10,036
Boeing Co. (The), 6.30%, 05/01/29(1)	15,000	15,069
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	29,073
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 05/01/31(1)	15,000	15,099
Hertz Corp. (The), 4.63%, 12/01/26(1)	35,000	27,146
Hexcel Corp., 4.20%, 02/15/27	32,000	30,641
Hillenbrand, Inc., 6.25%, 02/15/29	5,000	4,967
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	30,000	25,874
Regal Rexnord Corp., 6.05%, 02/15/26(1)	15,000	15,008
Regal Rexnord Corp., 6.05%, 04/15/28(1)	15,000	14,976
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,165
TransDigm, Inc., 6.63%, 03/01/32(1)	5,000	4,998
United Airlines, Inc., 4.38%, 04/15/26(1)	32,000	30,810
Veralto Corp., 5.35%, 09/18/28(1)	25,000	24,813
Total Industrials		306,840

Information Technology – 1.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	40,000	37,036
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	21,817
Oracle Corp., 3.25%, 11/15/27	25,000	23,237

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2024 (unaudited)

Security Description	Shares	Value

CORPORATE BONDS (continued)

Information Technology (continued)
Vontier Corp., 2.40%, 04/01/28	$24,000	$20,983
Total Information Technology		103,073

Materials – 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26(1)	28,000	23,363
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	31,948
Total Materials		55,311

Real Estate – 0.9%
Epr Properties, 4.95%, 04/15/28	20,000	18,803
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	35,000	34,700
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	20,000	19,691
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/28(1)	20,000	19,001
Total Real Estate		92,195

Utilities – 2.3%
American Electric Power Co., Inc., 5.70%, 08/15/25	25,000	24,935
Exelon Corp., 5.15%, 03/15/28	25,000	24,677
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	32,000	31,381
FirstEnergy Transmission LLC, 2.87%, 09/15/28(1)	30,000	26,832
NRG Energy, Inc., 3.75%, 06/15/24(1)	25,000	24,905
Pacificorp, 5.10%, 02/15/29	10,000	9,882
Pacificorp, 5.30%, 02/15/31	5,000	4,888
Puget Energy, Inc., 2.38%, 06/15/28	25,000	22,000
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	36,714
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	30,187
Total Utilities		236,401

Total Corporate Bonds
(Cost $2,473,565)		2,489,290

MORTGAGE BACKED SECURITIES - 23.9%

Asset Backed Security - 0.5%
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	30,000	29,823
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	17,892
Total Asset Backed Security		47,715

Commercial Mortgage Backed Securities - 4.0%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 6.24%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	220,000	209,288
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	104,741
BX Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	100,000	98,390
Total Commercial Mortgage Backed Securities		412,419

Mortgage Backed Security - 3.8%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	189,540	190,379
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	195,457	193,848
Total Mortgage Backed Security		384,227

Residential Mortgage Backed Securities - 15.6%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	311,038	304,208
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	281,941	285,376
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(5)	164,330	142,019
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(5)	191,182	171,841
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)(4)	292,237	291,276
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(5)	275,496	266,018
VCAT LLC, Class A1, Series 2021-NPL2, 5.12%, 03/27/51(1)(4)	32,152	31,547
Verus Securitization Trust, Class A1, Series 2020-1, 3.42%, 01/25/60(1)(4)	21,901	20,835
Verus Securitization Trust, Class A1, Series 2021-R2, 0.92%, 02/25/64(1)(2)(5)	39,888	35,105
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	45,847	43,336
Total Residential Mortgage Backed Securities		1,591,561
Total Mortgage Backed Securities
(Cost $2,415,972)		2,435,922

U.S. GOVERNMENT SECURITIES – 7.0%
U.S. Treasury Note
0.25%, 05/31/25	325,000	308,102
5.00%, 10/31/25	305,000	304,333
4.63%, 11/15/26	100,000	99,258
Total U.S. Government Securities
(Cost $713,295)		711,693

RESIDENTIAL MORTGAGE BACKED SECURITY - 3.4%

Residential Mortgage Backed Securities - 3.4%
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63 (Cost $353,549)(1)(4)	350,263	352,233

FOREIGN BONDS – 3.1%

Consumer Staples – 0.2%
Bat Capital Corp., 4.70%, 04/02/27 (United Kingdom)	25,000	24,366

Energy – 0.7%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(3)	45,000	42,173

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2024 (unaudited)

Security Description	Shares	Value

FOREIGN BONDS (continued)

Energy (continued)
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	$30,000	$29,491
Total Energy		71,664

Financials – 0.4%
Brookfield Finance, Inc., 3.90%, 01/25/28 (Canada)	30,000	28,455
Ggam Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	15,000	15,023
Total Financials		43,478

Health Care – 0.1%
ICON Investments Six Designated Activity Company, 5.85%, 05/08/29 (Ireland)	5,000	5,007

Industrials – 0.5%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	25,000	24,091
Gfl Environmental, Inc., 5.13%, 12/15/26(1)	31,000	30,221
Total Industrials		54,312

Information Technology – 0.3%
Open Text Corp., 3.88%, 02/15/28 (Canada)(1)	33,000	30,152

Materials – 0.5%
INEOS Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	31,477
Smurfit Kappa Treasury, 5.20%, 01/15/30 (Ireland)(1)	20,000	19,535
Total Materials		51,012

Utilities – 0.4%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(4)	10,000	9,898
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	30,000	29,981
Total Utilities		39,879

Total Foreign Bonds
(Cost $315,965)		319,870

COMMERCIAL MORTGAGE BACKED SECURITY - 2.0%

Commercial Mortgage Backed Securities - 2.0%
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(5) (Cost $199,500)	200,000	201,992

TOTAL INVESTMENTS - 98.2%
(Cost $9,966,458)		10,027,932
Other Assets in Excess of Liabilities - 1.8%		183,780
Net Assets - 100.0%		$10,211,712

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2024, the aggregate value of these securities was $6,815,599, or 66.7% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(3)	Perpetual security with no stated maturity date.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2024.
(5)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

Abbreviations:
CMT — Constant Maturity Treasury Index
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

April 30, 2024 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$3,516,932	$—	$3,516,932
Corporate Bonds	—	2,489,290	—	2,489,290
Mortgage Backed Securities	—	2,435,922	—	2,435,922
U.S. Government Securities	—	711,693	—	711,693
Residential Mortgage Backed Security	—	352,233	—	352,233
Foreign Bonds	—	319,870	—	319,870
Commercial Mortgage Backed Security	—	201,992	—	201,992
Total	$—	$10,027,932	$—	$10,027,932